Trade and other payables	12 Months Ended
Mar. 31, 2026
Trade and other payables [abstract]
Trade and other payables
15.
Trade and other payables

Trade and other payables consist of the following:

	As of March 31,
	2026		2025
Trade payables	Rs.	22,362	Rs.	20,053
Due to creditors for expenses		8,023		6,431
Due to capital creditors		3,026		9,039
	Rs.	33,411	Rs.	35,523

For details regarding the Company’s exposure to currency and liquidity risks, see Note 3
0
of these consolidated financial statements under “Liquidity risk”.